CONSOLIDATED STATEMENTS OF OPERATIONS (FY) - USD ($)	4 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2018	Aug. 31, 2017
Revenue	$ 0	$ 214	$ 475	$ 1,734
Cost of goods sold	0	27	211	334
Gross profit	0	187	264	1,400
Operating expenses:
Selling, general and administrative	292,060	105,734	528,151	525,438
Total operating expenses	292,060	105,734	528,151	525,438
Operating loss	(292,060)	(105,547)	(527,887)	(524,038)
Other income (expense):
Interest on notes payable	(14,184)	(24,221)	(111,407)	(48,372)
Interest on notes payable - related parties	0	(1,516)	(2,291)	(2,011)
Interest expense - amortization of discount on notes payable	(118,708)	(177,573)	(532,907)	(780,293)
Interest expense - fair value of derivative in excess of notes payable	0	0	(447,680)	0
Gain on exchange/restructuring of debt	472,267	0	1,033,669	0
Loss on restructuring of debt	0	(122,878)	(6,409)	0
Loss on conversion of debt	0	0	(474,648)	0
Excess value of derivative liabilities over net proceeds of sale of common stock at inception	(3,638,849)	0	0	0
(Loss) gain on change in fair value of derivative liability	(821,324)	28,523	(45,348)	(388,544)
Total other expense	(4,120,798)	(297,665)	(587,021)	(1,219,220)
Net loss from continuing operations before tax	(4,412,858)	(403,212)	(1,114,908)	(1,743,258)
Provision for income tax	0	0	0	0
Net loss from continuing operations after tax	(4,412,858)	(403,212)	(1,114,908)	(1,743,258)
Net loss from discontinued operations, net of taxes	0	0	(1,835,911)	0
Net loss	(4,412,858)	(403,212)	(2,950,819)	(1,743,258)
Preferred stock dividend	(64,840)	0	(20,280)	0
Net loss attributable to Common Stockholders	$ (4,477,698)	$ (403,212)	$ (2,971,099)	$ (1,743,258)
Net loss per share - continuing operations: basic and diluted (in Dollars per share)	$ (1.47)	$ (0.13)	$ (0.37)	$ (0.58)
Net loss per share - discontinued operations: basic and diluted (in Dollars per share)	0	0	(0.60)	0
Net loss per share - available to common shareholders: basic and diluted (in Dollars per share)	$ (1.49)	$ (0.13)	$ (0.98)	$ (0.58)
Weighted average shares outstanding - basic (in Shares)	2,999,076	3,018,450	3,046,232	2,996,871
Weighted average shares outstanding - diluted (in Shares)	2,999,076	3,018,450	3,046,232	2,996,871